UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR


CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3275

Smith Barney Investment Funds Inc.
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
 (Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902

 (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end:  April 30
Date of reporting period: October 31, 2003

ITEM 1.  REPORT TO STOCKHOLDERS.

     The Semi-Annual Report to Stockholders is filed herewith.

--------------------------------------------------------------------------------
                                 SMITH BARNEY
                                  HANSBERGER
                               GLOBAL VALUE FUND
--------------------------------------------------------------------------------

          CLASSIC SERIES  |  SEMI-ANNUAL REPORT  |  OCTOBER 31, 2003



                                                                        [LOGO]

               [LOGO] Smith                                     HANSBERGER
       Barney                                                      GLOBAL
        Mutual Funds                                          INVESTORS, INC.

     Your Serious Money.
  Professionally Managed/R/

[LOGO] Your Serious Money. Professionally Mangaed./R/ is a registered service mark of Citigroup Global Markets Inc.

        ---------------------------------------------------------------
         NOT  FDIC  INSURED . NOT  BANK  GUARANTEED . MAY  LOSE  VALUE
        ---------------------------------------------------------------

                                 WHAT'S INSIDE

    Letter from the Chairman............................................  1
    Schedule of Investments.............................................  3
    Statement of Assets and Liabilities.................................  6
    Statement of Operations.............................................  7
    Statements of Changes in Net Assets.................................  8
    Notes to Financial Statements.......................................  9
    Financial Highlights................................................ 14

                           LETTER FROM THE CHAIRMAN

[PHOTO]

R. Jay Gerken

R. JAY GERKEN, CFA

Chairman, President and
Chief Executive Officer

Dear Shareholder,

I am pleased to report that your fund, the Smith Barney Hansberger Global Value Fund (Class A shares), performed favorably during the six months ended October 31, 2003. Excluding sales charges, the fund gained 25.14%, while its benchmark, the MSCI ACWI (All Country World Index) Free Index,/i/ rose 20.19%. In addition, the fund outperformed its Lipper peer group average of global funds, which produced an average total return of 20.93%./1/

Market Overview
The fund's performance benefited from a sustained rally in the global stock markets that was driven by an improving economic outlook and apparent waning geopolitical tensions. More tangible signs of better business conditions also began to emerge, and companies throughout the world reported higher corporate earnings. As a result, investors who previously had sought safe havens among bonds and money market funds began to return to the equity markets, and stock prices rose after approximately three years of general declines.



                             PERFORMANCE SNAPSHOT
                            AS OF OCTOBER 31, 2003
                           (excluding sales charges)

                                               6 Months
Class A Shares                                  25.14%
MSCI ACWI (All Country World Index) Free Index  20.19%
Average of Lipper global funds                  20.93%

   Class A share returns assume the reinvestment of income dividends and capital gains distributions at net asset value and the deduction of all fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on fund distributions.

   The MSCI ACWI (All Country World Index) Free Index represents the performance of 47 markets in both the developed and emerging markets in Africa, Asia, Australia, Europe, North America and South America. Please note that an investor cannot invest directly in an index.

   Lipper Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended October 31, 2003, calculated among 335 funds in the fund's Lipper peer group, including the reinvestment of dividends and capital gains and excluding sales charges.

   All figures represent past performance and are not a guarantee of future results. Principal value and investment returns will fluctuate and investors' shares, when redeemed may be worth more or less than their original cost. Performance of other share classes will vary.


/1/Lipper Inc. is a major independent mutual fund tracking organization.
   Returns are based on the six-month period ended October 31, 2003, calculated among 335 funds in the fund's Lipper peer group, including the reinvestment of dividends and capital gains and excluding sales charges.

     1 Smith Barney Hansberger Global Value Fund | 2003 Semi-Annual Report

Although many global stock markets posted gains over the past six months, market returns were particularly robust in the developing markets of Asia and Latin America. We think much of the emerging markets' recent strength has been the product of a combination of stronger domestic consumption among an expanding middle class and rising exports to industrialized nations. In addition, after being mired in recession for the better part of a decade, Japan's stock market recently has posted encouraging gains. Finally, a weakening U.S. dollar relative to many foreign currencies contributed positively to returns for many U.S. investors.

As always, thank you for entrusting your assets to us. We look forward to helping you continue to meet your financial goals.

Sincerely,

/s/ R. Jay Gerken
R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

November 13, 2003

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.
Portfolio holdings and breakdowns are as of October 31, 2003 and are subject to change. Please refer to pages 3 through 5 for a list and percentage breakdown of the fund's holdings.
/i/The MSCI ACWI (All Country World Index) Free Index represents the performance of 47 markets in both the developed and emerging markets in Africa, Asia, Australia, Europe, North America and South America. Please note that an investor cannot invest directly in an index.

Additional Information About Your Fund
The Fund's Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees and other mutual fund issues in connection with various investigations. The Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.


     2 Smith Barney Hansberger Global Value Fund | 2003 Semi-Annual Report

 SCHEDULE OF INVESTMENTS (UNAUDITED)                            OCTOBER 31, 2003


  SHARES                    SECURITY                     VALUE
--------------------------------------------------------------------
STOCK -- 98.7%
Brazil -- 0.9%
    65,000 Petroleo Brasileiro S.A., ADR              $  1,527,500
------------------------------------------------------------------
France -- 11.0%
   104,000 Arcelor+                                      1,481,593
    42,000 Aventis S.A.                                  2,221,206
   153,000 AXA                                           2,895,544
    28,000 BNP Paribas S.A.                              1,469,425
   117,000 European Aeronautic Defence and Space Co.+    2,377,251
    10,000 Groupe Danone                                 1,507,044
    30,000 Schneider Electric SA                         1,753,767
   100,000 Suez S.A.+                                    1,602,250
    20,000 Total Fina Elf S.A.                           3,104,649
------------------------------------------------------------------
                                                        18,412,729
------------------------------------------------------------------
Germany -- 2.6%
    32,000 E.On AG                                       1,615,439
    22,000 Linde AG+                                     1,007,676
    35,000 Volkswagen AG+                                1,763,229
------------------------------------------------------------------
                                                         4,386,344
------------------------------------------------------------------
Hong Kong -- 5.5%
   285,581 HSBC Holdings PLC                             4,301,362
   422,600 Hutchinson Whampoa Ltd.                       3,264,161
    20,000 PICC Property & Casualty Co., Ltd. (a)            4,634
   260,000 Wing Hang Bank Ltd.                           1,603,244
------------------------------------------------------------------
                                                         9,173,401
------------------------------------------------------------------
Italy -- 1.5%
   155,000 ENI S.p.A.+                                   2,458,292
------------------------------------------------------------------
Japan -- 7.4%
    35,000 CANON INC.                                    1,691,036
    16,000 Mabuchi Motor Co., Ltd.                       1,217,691
   750,000 Mazda Motor Corp.+                            1,920,807
    11,000 Rohm Co. Ltd.                                 1,480,519
    86,000 Sony Corp.+                                   2,991,372
   555,000 The Sumitomo Trust & Banking Co., Ltd.        3,094,814
------------------------------------------------------------------
                                                        12,396,239
------------------------------------------------------------------
Mexico -- 1.9%
    63,679 Cemex S.A. de C.V., ADR                       1,528,296
    49,000 Telefonos de Mexico SA, ADR                   1,575,350
------------------------------------------------------------------
                                                         3,103,646
------------------------------------------------------------------
The Netherlands -- 3.6%
    60,000 Akzo Nobel N.V.                               1,894,834
    33,100 DSM N.V.                                      1,515,710
   125,421 ING Groep N.V.                                2,600,775
------------------------------------------------------------------
                                                         6,011,319
------------------------------------------------------------------
Singapore -- 3.7%
   390,000 DBS Group Holdings Ltd.                       3,205,449
   430,000 Singapore Airlines Ltd.                       2,990,488
------------------------------------------------------------------
                                                         6,195,937
------------------------------------------------------------------

                      See Notes to Financial Statements.

     3 Smith Barney Hansberger Global Value Fund | 2003 Semi-Annual Report

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                OCTOBER 31, 2003


  SHARES                   SECURITY                    VALUE
------------------------------------------------------------------
South Korea -- 4.8%
    76,600 Kookmin Bank, ADR+                       $  2,815,050
    50,000 LG Chem Ltd. (a)                            2,006,760
    16,000 Samsung Electronics Co., Ltd. GDR (b)       3,200,000
----------------------------------------------------------------
                                                       8,021,810
----------------------------------------------------------------
Switzerland -- 3.1%
    11,800 Nestle S.A., Registered B Shares            2,593,697
    39,000 Novartis AG                                 1,484,131
     4,100 Swisscom AG                                 1,190,871
----------------------------------------------------------------
                                                       5,268,699
----------------------------------------------------------------
Thailand -- 1.0%
 1,100,200 Advanced Info Service Public Co. Ltd.       1,663,878
----------------------------------------------------------------
United Kingdom -- 11.6%
   196,074 Amersham PLC                                2,439,120
   244,000 Amvescap PLC                                1,930,432
   134,554 GlaxoSmithKline PLC                         2,879,834
   156,913 GUS PLC                                     1,916,040
   106,000 Kesa Electricals PLC                          438,641
   463,750 Kingfisher PLC                              2,221,854
   210,558 Lloyds TSB Group PLC                        1,461,413
   100,000 Standard Chartered PLC                      1,598,433
   237,000 Unilever PLC                                2,019,749
 1,170,176 Vodafone Group PLC                          2,455,893
----------------------------------------------------------------
                                                      19,361,409
----------------------------------------------------------------
United States -- 40.1%
   122,000 Albertson's Inc.                            2,475,380
    52,800 American International Group, Inc.          3,211,824
    69,000 Alliance Capital Management Holding L.P.    2,316,330
   347,000 AT&T Wireless Services Inc. (a)             2,515,750
    24,000 Bank of America Corp.                       1,817,520
    80,500 Baxter International Inc.                   2,139,690
    46,000 Best Buy Co., Inc.                          2,682,260
    21,000 Caterpillar, Inc.                           1,538,880
    51,000 Deere & Co.                                 3,091,620
   113,000 Electronic Data Systems Corp.               2,423,850
   135,000 The Gap, Inc.                               2,575,800
    63,200 HCA Inc.                                    2,417,400
    83,000 The Home Depot, Inc.                        3,076,810
    34,000 International Business Machines Corp.       3,042,320
    50,000 Jones Apparel Group, Inc.                   1,725,000
    90,000 J.P. Morgan Chase & Co.                     3,231,000
    94,000 McDonald's Corp.                            2,350,940
    45,000 Merrill Lynch & Co., Inc.                   2,664,000
    83,000 MetLife, Inc.                               2,606,200
    80,000 Microsoft Corp.                             2,092,000
    67,400 Pfizer Inc.                                 2,129,840
    50,000 Schlumberger Ltd.                           2,348,500
   144,000 Teradyne, Inc. (a)                          3,280,320
    78,000 Tyco International Ltd.                     1,628,640

                      See Notes to Financial Statements.

     4 Smith Barney Hansberger Global Value Fund | 2003 Semi-Annual Report

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                OCTOBER 31, 2003


  SHARES                                             SECURITY                                               VALUE
-----------------------------------------------------------------------------------------------------------------------
United States -- 40.1% (continued)
   250,000 Unisys Corp. (a)                                                                              $  3,840,000
    43,000 Verizon Communications Inc.                                                                      1,444,800
   110,000 The Walt Disney Co.                                                                              2,490,400
---------------------------------------------------------------------------------------------------------------------
                                                                                                           67,157,074
---------------------------------------------------------------------------------------------------------------------
           TOTAL STOCK
           (Cost -- $143,436,963)                                                                         165,138,277
---------------------------------------------------------------------------------------------------------------------

WARRANTS                                             SECURITY                                               VALUE
-----------------------------------------------------------------------------------------------------------------------
WARRANTS -- 0.0%
     1,307 TIMCO Aviation Services, Inc., Expire 2/27/07 (a) (Cost -- $1)                                          13
---------------------------------------------------------------------------------------------------------------------

   FACE
  AMOUNT                                             SECURITY                                               VALUE
-----------------------------------------------------------------------------------------------------------------------
CONVERTIBLE BONDS AND NOTES -- 0.1%
France -- 0.1%
$    9,562 AXA, Redeemable notes, zero coupon due 12/21/04                                                    163,532
---------------------------------------------------------------------------------------------------------------------
United States -- 0.0%
     1,311 TIMCO Aviation Services, Inc., Jr. Sub. Notes, 8.000% due 1/2/07 (c)                                    72
---------------------------------------------------------------------------------------------------------------------
           TOTAL CONVERTIBLE BONDS AND NOTES
           (Cost -- $141,448)                                                                                 163,604
---------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 1.2%
 1,968,000 State Street Bank & Trust Co., 0.940% due 11/3/03; Proceeds at maturity -- $1,968,154; (Fully collateralized by U.S. Treasury Bonds, 8.000% due 11/15/21; Market value -- $2,013,030)
             (Cost -- $1,968,000)                                                                           1,968,000
---------------------------------------------------------------------------------------------------------------------
           TOTAL INVESTMENTS -- 100.0%
           (Cost -- $145,546,412*)                                                                       $167,269,894
---------------------------------------------------------------------------------------------------------------------

+ All or a portion of this security is on loan (See Note 6).
(a) Non-income producing security.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(c) Upon maturity notes will convert to common stock.
* Aggregate cost for Federal income tax purposes is substantially the same.

  Abbreviations used in this schedule:
  ADR -- American Depositary Receipt
  GDR -- Global Depositary Receipt

 LOANED SECURITIES COLLATERAL (UNAUDITED)                       OCTOBER 31, 2003

   FACE
  AMOUNT                                     SECURITY                                     VALUE
--------------------------------------------------------------------------------------------------
$15,081,084 State Street Navigator Lending Trust Prime Portfolio (Cost -- $15,081,084) $15,081,084
--------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

     5 Smith Barney Hansberger Global Value Fund | 2003 Semi-Annual Report

 STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)                OCTOBER 31, 2003


ASSETS:
  Investments, at value (Cost -- $145,546,412)                $167,269,894
  Loaned securities collateral, at value (Cost --
   $15,081,084) (Note 6)                                        15,081,084
  Foreign currency, at value (Cost -- $31)                              32
  Cash                                                                  82
  Dividends and interest receivable                                180,947
  Receivable for Fund shares sold                                   41,890
--------------------------------------------------------------------------
  Total Assets                                                 182,573,929
--------------------------------------------------------------------------
LIABILITIES:
  Payable for loaned securities collateral (Note 6)             15,081,084
  Investment advisory fees payable                                 172,617
  Payable for Fund shares reacquired                                31,113
  Distribution plan fees payable                                     6,286
  Payable for securities purchased                                   4,681
  Accrued expenses                                                  19,901
--------------------------------------------------------------------------
  Total Liabilities                                             15,315,682
--------------------------------------------------------------------------
Total Net Assets                                              $167,258,247
--------------------------------------------------------------------------
NET ASSETS:
  Par value of capital shares                                 $     15,384
  Capital paid in excess of par value                          196,026,309
  Undistributed net investment income                            1,431,281
  Accumulated net realized loss from investment transactions   (51,859,502)
  Net unrealized appreciation of investments and foreign
   currencies                                                   21,644,775
--------------------------------------------------------------------------
Total Net Assets                                              $167,258,247
--------------------------------------------------------------------------
Shares Outstanding:
  Class A                                                          573,360
--------------------------------------------------------------------------
  Class B                                                          953,255
--------------------------------------------------------------------------
  Class L                                                          355,598
--------------------------------------------------------------------------
  Class Y                                                       13,501,600
--------------------------------------------------------------------------
Net Asset Value:
  Class A (and redemption price)                                    $10.85
--------------------------------------------------------------------------
  Class B *                                                         $10.59
--------------------------------------------------------------------------
  Class L *                                                         $10.57
--------------------------------------------------------------------------
  Class Y (and redemption price)                                    $10.90
--------------------------------------------------------------------------
Maximum Public Offering Price Per Share:
  Class A (net asset value plus 5.26% of net asset value
   per share)                                                       $11.42
--------------------------------------------------------------------------
  Class L (net asset value plus 1.01% of net asset value
   per share)                                                       $10.68
--------------------------------------------------------------------------

*Redemption price is NAV of Class B and L shares reduced by a 5.00% and 1.00% contingent deferred sales charge, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

                      See Notes to Financial Statements.

     6 Smith Barney Hansberger Global Value Fund | 2003 Semi-Annual Report

 STATEMENT OF OPERATIONS (UNAUDITED)   FOR THE SIX MONTHS ENDED OCTOBER 31, 2003


INVESTMENT INCOME:
  Dividends                                                    $ 1,881,324
  Interest                                                          67,357
  Less: Foreign withholding tax                                   (199,903)
-------------------------------------------------------------------------
  Total Investment Income                                        1,748,778
-------------------------------------------------------------------------
EXPENSES:
  Management fees (Note 2)                                         737,558
  Distribution plan fees (Note 7)                                   73,567
  Custody                                                           33,891
  Audit and legal                                                   18,303
  Registration fees                                                 17,608
  Shareholder communications (Note 7)                               16,634
  Shareholder servicing fees (Note 7)                                7,863
  Directors' fees                                                    7,514
  Other                                                              6,314
-------------------------------------------------------------------------
  Total Expenses                                                   919,252
-------------------------------------------------------------------------
Net Investment Income                                              829,526
-------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCIES (NOTE 3):
  Realized Gain (Loss) From:
   Investment transactions                                       2,828,971
   Foreign currency transactions                                   (31,745)
-------------------------------------------------------------------------
  Net Realized Gain                                              2,797,226
-------------------------------------------------------------------------
  Change in Net Unrealized Appreciation of Investments From:
   Investment transactions                                      30,689,330
   Foreign currencies                                              (76,060)
-------------------------------------------------------------------------
  Increase in Net Unrealized Appreciation                       30,613,270
-------------------------------------------------------------------------
Net Gain on Investments and Foreign Currencies                  33,410,496
-------------------------------------------------------------------------
Increase in Net Assets From Operations                         $34,240,022
-------------------------------------------------------------------------

                      See Notes to Financial Statements.

     7 Smith Barney Hansberger Global Value Fund | 2003 Semi-Annual Report

 STATEMENTS OF CHANGES IN NET ASSETS



For the Six Months Ended October 31, 2003 (unaudited) and the Year Ended April 30, 2003

                                                    October 31     April 30
------------------------------------------------------------------------------
OPERATIONS:
  Net investment income                            $    829,526  $  1,483,288
  Net realized gain (loss)                            2,797,226   (23,285,591)
  Increase (decrease) in net unrealized
   appreciation                                      30,613,270   (12,836,832)
------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets From
   Operations                                        34,240,022   (34,639,135)
------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 8):
  Net investment income                                      --    (1,129,964)
------------------------------------------------------------------------------
  Decrease in Net Assets From Distributions to
   Shareholders                                              --    (1,129,964)
------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 9):
  Net proceeds from sale of shares                      817,254     4,720,981
  Net asset value of shares issued for
   reinvestment of dividends                                 --        29,767
  Cost of shares reacquired                          (4,044,970)  (18,445,247)
------------------------------------------------------------------------------
  Decrease in Net Assets From Fund Share
   Transactions                                      (3,227,716)  (13,694,499)
------------------------------------------------------------------------------
Increase (Decrease) in Net Assets                    31,012,306   (49,463,598)
NET ASSETS:
  Beginning of period                               136,245,941   185,709,539
------------------------------------------------------------------------------
  End of period*                                   $167,258,247  $136,245,941
------------------------------------------------------------------------------
* Includes undistributed net investment income of:   $1,431,281      $633,500
------------------------------------------------------------------------------

                      See Notes to Financial Statements.

     8 Smith Barney Hansberger Global Value Fund | 2003 Semi-Annual Report

 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Significant Accounting Policies

The Smith Barney Hansberger Global Value Fund ("Fund"), a separate investment fund of the Smith Barney Investment Funds Inc. ("Company"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Company consists of this Fund and eight other separate investment funds: Smith Barney Investment Grade Bond Fund, Smith Barney Premier Selections Large Cap Fund, Smith Barney Premier Selections All Cap Growth Fund, Smith Barney Premier Selections Global Growth Fund, Smith Barney Small Cap Growth Fund, Smith Barney Small Cap Value Fund, Smith Barney Government Securities Fund and Smith Barney Group Spectrum Fund. The financial statements and financial highlights for the other funds are presented in separate shareholder reports.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices on such markets or, if there were no sales during the day, at the mean between the bid and asked prices; securities primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when a significant event, subsequent to the time a value was so established, is likely to have significantly changed the value then, the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board of Directors or its delegates; over-the-counter securities are valued on the basis of the bid price at the close of business on each day; U.S. government and agency obligations are valued at the average between bid and asked prices in the over-the-counter market; securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price;
(c) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Directors;
(d) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (e) gains or losses on the sale of securities are calculated by using the specific identification method; (f ) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis;
(g) dividend income is recorded on the ex-dividend date; foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence; (h) class specific expenses are charged to each class; management fee and general Fund expenses are allocated on the basis of relative net assets of each class or on another reasonable basis; (i) dividends and distributions to shareholders are recorded on the ex-dividend date; the Fund distributes dividends and capital gains, if any, at least annually; (j) the accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income or expense amounts recorded and collected or paid are adjusted when reported by the custodian; (k) the character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America;
(l) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve the Fund from substantially all Federal income and excise taxes; and (m) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

In addition, the Fund may enter into forward exchange contracts in order to hedge against foreign currency risk. These contracts are marked-to-market daily by recognizing the difference between the contract exchange rate and the current market rate as an unrealized gain or loss. Realized gains or losses are recognized when contracts are settled.

     9 Smith Barney Hansberger Global Value Fund | 2003 Semi-Annual Report

2. Management Agreement and Other Transactions

Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment manager of the Fund. The Fund pays SBFM a management fee calculated at an annual rate of 0.95% of the Fund's average daily net assets. This fee is calculated daily and paid monthly.

SBFM has entered into a sub-advisory agreement with Hansberger Global Investors, Inc. ("Hansberger"). Pursuant to the sub-advisory agreement, Hansberger is responsible for the day-to-day portfolio operations and investment decisions of the Fund. SBFM pays Hansberger a fee of 0.50% of the Fund's average daily net assets for the services Hansberger provides as sub-adviser.

Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Fund's transfer agent. PFPC Inc. ("PFPC") acts as the Fund's sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. For the six months ended October 31, 2003, the Fund paid transfer agent fees of $9,608 to CTB.

Citigroup Global Markets Inc. ("CGM"), another indirect wholly-owned subsidiary of Citigroup, acts as the Fund's distributor. For the six months ended October 31, 2003, CGM and its affiliates did not receive any brokerage commissions.

There are maximum initial sales charges of 5.00% and 1.00% for Class A and L shares, respectively. There is a contingent deferred sales charge ("CDSC") of 5.00% on Class B shares, which applies if redemption occurs within one year from purchase payment and declines by 1.00% per year until no CDSC is incurred. Class L shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. There is also a CDSC of 1.00% on Class A shares, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which when combined with current holdings of Class A shares, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended October 31, 2003, CGM received sales charges of approximately $3,000 and $1,000 on sales of the Fund's Class A and L shares, respectively. In addition, for the six months ended October 31, 2003, CDSC's paid to CGM were approximately, $2,000 for Class B shares.

All officers and one Director of the Company are employees of Citigroup or its affiliates.

3. Investments

During the six months ended October 31, 2003, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

----------------------------------------------
Purchases                           $24,670,418
----------------------------------------------
Sales                                25,007,511
----------------------------------------------

At October 31, 2003, aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

-----------------------------------------------
Gross unrealized
 appreciation                       $28,240,187
Gross unrealized depreciation        (6,516,705)
-----------------------------------------------
Net unrealized appreciation         $21,723,482
-----------------------------------------------

    10 Smith Barney Hansberger Global Value Fund | 2003 Semi-Annual Report

4. Repurchase Agreements

The Fund purchases (and the custodian takes possession of ) U.S. government securities from securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day), at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value (plus accrued interest) of the collateral in amounts at least equal to the repurchase price.

5. Concentration of Risk

The Fund's investments in foreign securities may involve risks not present in domestic investments.

Since securities may be denominated in a foreign currency and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

6. Lending of Portfolio Securities

The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations. Fees earned by the Fund on securities lending are recorded as interest income. Loans of securities by the Fund are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin depending on the type of securities loaned. The Fund maintains exposure for the risk of any losses in the investment of amounts received as collateral.

At October 31, 2003, the Fund loaned stocks having a market value of $14,304,098. The Fund received cash collateral amounting to $15,081,084, which was invested into the State Street Navigator Securities Lending Trust Prime Portfolio.

Income earned by the Fund from securities lending for the six months ended October 31, 2003 was $49,389.

7. Class Specific Expenses

Pursuant to a Rule 12b-1 Distribution Plan, the Fund pays a service fee with respect to its Class A, B and L shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to its Class B and L shares calculated at the annual rate of 0.75% of the average daily net assets of each class, respectively. For the six months ended October 31, 2003, total Rule 12b-1 Distribution Plan fees, which are accrued daily and paid monthly, were as follows:

                                    Class A Class B Class L
-----------------------------------------------------------
Rule 12b-1 Distribution Plan Fees   $7,349  $48,404 $17,814
-----------------------------------------------------------

For the six months ended October 31, 2003, total Shareholder Servicing fees were as follows:

                                    Class A Class B Class L Class Y
-------------------------------------------------------------------
Shareholder Servicing Fees          $2,461  $3,791  $1,563    $48
------------------------------------------------------------------

    11 Smith Barney Hansberger Global Value Fund | 2003 Semi-Annual Report

For the six months ended October 31, 2003, total Shareholder Communication expenses were as follows:

                                    Class A Class B Class L Class Y
-------------------------------------------------------------------
Shareholder Communication Expenses  $3,436  $6,569  $2,947  $3,682
------------------------------------------------------------------

8. Distributions Paid to Shareholders by Class

                                    Six Months Ended   Year Ended
                                    October 31, 2003 April 30, 2003
-------------------------------------------------------------------
Net Investment Income
Class A                                    --          $   30,945
Class B                                    --                  --
Class L                                    --                  --
Class Y                                    --           1,099,019
------------------------------------------------------------------
Total                                      --          $1,129,964
------------------------------------------------------------------

9. Capital Shares

At October 31, 2003, the Company had ten billion shares of capital stock authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical legal interest in the Fund and has the same rights, except that each class bears certain expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

                                  Six Months Ended           Year Ended
                                  October 31, 2003         April 30, 2003
                               ---------------------  ------------------------
                                Shares      Amount      Shares       Amount
 ------------------------------------------------------------------------------
 Class A
 Shares sold                     34,370  $   344,880     199,633  $  2,087,589
 Shares issued on reinvestment       --           --       3,490        29,767
 Shares reacquired              (69,733)    (695,761)   (303,968)   (2,975,607)
 ------------------------------------------------------------------------------
 Net Decrease                   (35,363) $  (350,881)   (100,845) $   (858,251)
 ------------------------------------------------------------------------------
 Class B
 Shares sold                     25,104  $   250,411      28,591  $    263,945
 Shares reacquired             (111,500)  (1,081,918)   (302,075)   (2,628,144)
 ------------------------------------------------------------------------------
 Net Decrease                   (86,396) $  (831,507)   (273,484) $ (2,364,199)
 ------------------------------------------------------------------------------
 Class L
 Shares sold                     22,690  $   221,963      64,573  $    599,491
 Shares reacquired              (42,811)    (416,674)   (128,311)   (1,133,165)
 ------------------------------------------------------------------------------
 Net Decrease                   (20,121) $  (194,711)    (63,738) $   (533,674)
 ------------------------------------------------------------------------------
 Class Y
 Shares sold                         --           --     204,465  $  1,769,956
 Shares reacquired             (179,107) $(1,850,617) (1,183,404)  (11,708,331)
 ------------------------------------------------------------------------------
 Net Decrease                  (179,107) $(1,850,617)   (978,939) $ (9,938,375)
 ------------------------------------------------------------------------------

    12 Smith Barney Hansberger Global Value Fund | 2003 Semi-Annual Report

10.Subsequent Event

The Fund has received the following information from Citigroup Asset Management ("CAM"), the Citigroup business unit which includes the Fund's Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999. As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the "Revenue Guarantee Agreement"). In connection with the subsequent purchase of the sub-contractor's business by an affiliate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended eliminating those benefits in exchange for arrangements that included a one-time payment from the sub-contractor.

The Boards of CAM-managed funds (the "Boards") were not informed of the Revenue Guarantee Agreement with the sub-contractor at the time the Boards considered and approved the transfer agent arrangements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.

CAM has begun to take corrective actions. CAM will pay to the applicable funds $16 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures and making changes designed to ensure no similar arrangements are entered into in the future.

CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter, the ultimate outcome of which is not yet determinable.

    13 Smith Barney Hansberger Global Value Fund | 2003 Semi-Annual Report

 FINANCIAL HIGHLIGHTS

For a share of each class of capital stock outstanding throughout each year ended April 30, unless otherwise noted:

Class A Shares                            2003/(1)(2)/    2003/(2)/    2002/(2)/    2001/(2)/    2000/(2)/   1999/(2)/
----------------------------------------------------------------------------------------------------------------------
Net Asset Value,
  Beginning of Period                        $ 8.67       $10.86       $11.79       $13.14       $12.00      $12.99
----------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income                         0.04         0.06         0.04         0.05         0.06        0.37
 Net realized and unrealized gain (loss)       2.14        (2.20)       (0.94)       (1.38)        1.11       (1.24)
----------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations            2.18        (2.14)       (0.90)       (1.33)        1.17       (0.87)
----------------------------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                           --        (0.05)       (0.03)       (0.02)       (0.03)      (0.12)
----------------------------------------------------------------------------------------------------------------------
Total Distributions                              --        (0.05)       (0.03)       (0.02)       (0.03)      (0.12)
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $10.85       $ 8.67       $10.86       $11.79       $13.14      $12.00
----------------------------------------------------------------------------------------------------------------------
Total Return                                  25.14%++    (19.71)%      (7.61)%     (10.10)%       9.75%      (6.56)%
----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)             $6,222       $5,280       $7,704      $10,367      $18,339     $16,974
----------------------------------------------------------------------------------------------------------------------
Ratio to Average Net Assets:
 Expenses                                      1.51%+       1.54%        1.56%        1.49%        1.42%       1.55%
 Net investment income                         0.76+        0.65         0.35         0.39         0.48        3.42
----------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                          17%          36%          43%         74 %          50%         28%
----------------------------------------------------------------------------------------------------------------------

Class B Shares                             2003/(1)(2)/ 2003/(1)/     2002/(1)/    2001/(1)/    2000/(1)/   1999/(1)/
----------------------------------------------------------------------------------------------------------------------
Net Asset Value,
  Beginning of Period                        $ 8.49       $10.66       $11.62       $13.03       $11.97      $12.96
----------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income (loss)                  0.00*       (0.01)       (0.04)       (0.05)       (0.04)       0.29
 Net realized and unrealized gain (loss)       2.10        (2.16)       (0.92)       (1.36)        1.10       (1.24)
----------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations            2.10        (2.17)       (0.96)       (1.41)        1.06       (0.95)
----------------------------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                           --           --           --           --           --       (0.04)
----------------------------------------------------------------------------------------------------------------------
Total Distributions                              --           --           --           --           --       (0.04)
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $10.59       $ 8.49       $10.66       $11.62       $13.03      $11.97
----------------------------------------------------------------------------------------------------------------------
Total Return                                  24.73%++    (20.36)%      (8.26)%     (10.82)%       8.86%      (7.27)%
----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)            $10,091       $8,831      $13,993      $20,476      $32,024     $33,316
----------------------------------------------------------------------------------------------------------------------
Ratio to Average Net Assets:
 Expenses                                      2.27%+       2.31%        2.31%        2.29%        2.19%       2.30%
 Net investment income (loss)                  0.00+**     (0.13)       (0.33)       (0.39)       (0.32)       2.66
----------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                          17%          36%          43%          74%          50%         28%
----------------------------------------------------------------------------------------------------------------------

(1) For the six months ended October 31, 2003 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+ Annualized.
* Amount represents less than $0.01 per share.
** Amount represents less than 0.01%.

    14 Smith Barney Hansberger Global Value Fund | 2003 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended April 30, unless otherwise noted:

Class L Shares                              2003/(1)(2)/ 2003/(2)/  2002/(2)/  2001/(2)/  2000/(2)/ 1999/(2)(3)/
----------------------------------------------------------------------------------------------------------------
Net Asset Value,
  Beginning of Period                         $ 8.49       $10.65     $11.62     $13.02     $11.97     $12.96
----------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income (loss)                  (0.00)*      (0.01)     (0.04)     (0.05)     (0.04)      0.29
 Net realized and unrealized gain (loss)        2.08        (2.15)     (0.93)     (1.35)      1.09      (1.24)
----------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations             2.08        (2.16)     (0.97)     (1.40)      1.05      (0.95)
----------------------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                            --           --         --         --         --      (0.04)
----------------------------------------------------------------------------------------------------------------
Total Distributions                               --           --         --         --         --      (0.04)
----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $10.57       $ 8.49     $10.65     $11.62     $13.02     $11.97
----------------------------------------------------------------------------------------------------------------
Total Return                                   24.50%++    (20.28)%    (8.35)%   (10.75)%     8.77%     (7.27)%
----------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)              $3,760       $3,189     $4,680     $6,094     $8,886     $8,725
----------------------------------------------------------------------------------------------------------------
Ratio to Average Net Assets:
 Expenses                                       2.31%+       2.34%      2.35%      2.29%      2.21%      2.30%
 Net investment income (loss)                  (0.05)+      (0.14)     (0.37)     (0.44)     (0.34)      2.67
----------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                           17%          36%        43%        74%        50%        28%
----------------------------------------------------------------------------------------------------------------

Class Y Shares                            2003/(1)(2)/   2003/(1)/  2002/(1)/  2001/(1)/  2000/(1)/  1999/(1)/
----------------------------------------------------------------------------------------------------------------
Net Asset Value,
  Beginning of Period                         $ 8.69       $10.87     $11.81     $13.16     $12.03     $13.00
----------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income                          0.06         0.11       0.10       0.10       0.11       0.40
 Net realized and unrealized gain (loss)        2.15        (2.21)     (0.95)     (1.37)      1.10      (1.22)
----------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations             2.21        (2.10)     (0.85)     (1.27)      1.21      (0.82)
----------------------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                            --        (0.08)     (0.09)     (0.08)     (0.08)     (0.15)
----------------------------------------------------------------------------------------------------------------
Total Distributions                               --        (0.08)     (0.09)     (0.08)     (0.08)     (0.15)
----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $10.90       $ 8.69     $10.87     $11.81     $13.16     $12.03
----------------------------------------------------------------------------------------------------------------
Total Return                                   25.43%++    (19.30)%    (7.16)%    (9.64)%    10.07%     (6.17)%
----------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)            $147,185     $118,946   $159,333   $180,709   $185,122   $159,574
----------------------------------------------------------------------------------------------------------------
Ratio to Average Net Assets:
 Expenses                                       1.06%+       1.05%      1.04%      1.06%      1.06%      1.10%
 Net investment income                          1.19+        1.18       0.92       0.81       0.81       3.73
----------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                           17%          36%        43%        74%        50%        28%
----------------------------------------------------------------------------------------------------------------

(1) For the six months ended October 31, 2003 (unaudited).
(2)Per share amounts have been calculated using the monthly average shares method.
(3)On June 12, 1998, Class C shares were renamed Class L shares.
* Amount represents less than $0.01 per share.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+ Annualized.

    15 Smith Barney Hansberger Global Value Fund | 2003 Semi-Annual Report

                                 SMITH BARNEY
                                  HANSBERGER
                               GLOBAL VALUE FUND



         DIRECTORS                    INVESTMENT MANAGER
         Paul R. Ades                 Smith Barney Fund
         Herbert Barg                   Management LLC
         Dwight B. Crane
         R. Jay Gerken, CFA           SUB-INVESTMENT
           Chairman                   ADVISER
         Frank G. Hubbard             Hansberger Global Investors, Inc.
         Jerome H. Miller
         Ken Miller                   DISTRIBUTOR
                                      Citigroup Global Markets Inc.
         OFFICERS
         R. Jay Gerken, CFA           CUSTODIAN
         President and                State Street Bank and
         Chief Executive Officer        Trust Company

         Andrew B. Shoup*             TRANSFER AGENT
         Senior Vice President and    Citicorp Trust Bank, fsb.
         Chief Administrative Officer 125 Broad Street, 11th Floor
                                      New York, New York 10004
         Richard L. Peteka
         Chief Financial Officer      SUB-TRANSFER AGENT
         and Treasurer                PFPC Inc.
                                      P.O. Box 9699
         Kaprel Ozsolak               Providence, Rhode Island
         Controller                   02940-9699

         Robert I. Frenkel
         Secretary* and
         Chief Legal Officer


  * As of November 25, 2003.

   Smith Barney Investment Funds Inc.


   Smith Barney Hansberger Global Value Fund
   The Fund is a separate investment fund of the Smith Barney Investment Funds Inc., a Maryland corporation.





   A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by telephoning the Fund (toll-free) at 1-800-451-2010 and by visiting the SEC's web site at www.sec.gov.


 This report is submitted for the general information of the shareholders of Smith Barney Investment Funds Inc. -- Smith Barney Hansberger Global Value Fund, but it may also be used as sales literature when preceded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales material after January 31, 2004, this report must be accompanied by performance information for the most recently completed calendar quarter.

 SMITH BARNEY HANSBERGER GLOBAL VALUE FUND
 Smith Barney Mutual Funds
 125 Broad Street
 10th Floor, MF-2
 New York, New York 10004

 For complete information on any of the above Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.

 www.smithbarneymutualfunds.com



 (C)2003 Citigroup Global Markets Inc.
 Member NASD, SIPC

 FD02865 12/03                                                           03-5793

ITEM 2.  CODE OF ETHICS.

         Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940
               Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

          (a)  Not applicable.

          (b)  Attached hereto.

           Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

           Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney Investment Funds Inc.

By:      /s/ R. Jay Gerken
         R. Jay Gerken
         Chief Executive Officer of
         Smith Barney Investment Funds Inc.

Date:    December 29, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ R. Jay Gerken
         R. Jay Gerken
         Chief Executive Officer of
         Smith Barney Investment Funds Inc.

Date:    December 29, 2003

By:      /s/ Richard L. Peteka
         Richard L. Peteka
         Chief Financial Officer of

         Smith Barney Investment Funds Inc.

Date:    December 29, 2003